UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June  30,1999

Check  here  if  Amendment  [  ]; Amendment     Number:
                                                       -------
This Amendment (Check only one.):               [  ]is  a  restatement.
                                                [  ]adds  new  holdings
                                                entries.
Institutional  Investment  Manager  Filing      this  Report:

Name:      Daniel  S.  Kampel  Associates,  Inc.
           ------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           ------------------------------------------

Form  13F  File  Number:  28-
                             ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /S/  Margaret  A.  Dolan
        -------------------------
Title:  Vice  President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

                         New  York,  New  York                    6/30/99
-----------------        ---------------------                    -------
  [Signature)                [City,  State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28-                         Margaret  A.  Dolan
    --------------          --------------------


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                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                   0
                                              -------------

Form  13F  Information  Table  Entry  Total:        35
                                              -------------

Form  13F  Information  Table  Value  Total:  $   244,109
                                              -------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                     Shares or    Investment                      Voting
                                                           Fair      Principal    Discretion                    Authority
Name of Issue            Title of Class  Cusip Number  Market Value   Amount  Sole  Shared  Other  Manager  Sole  Shared  Other
-----------------------  --------------  ------------  ------------  -------  ----  ------  -----  -------  ----  ------  -----
Associates First Cap. .  Common Stock       O46008108     4,825,598  109,362  x                    109,362
American Intl. Group. .  Common Stock       O26874107     9,205,298   78,510  x                     78,510
America Online. . . . .  Common Stock        02364J10     5,764,000   52,400  x                     52,400
Avery Dennison Corp . .  Common Stock        O5361110     4,945,920   81,920  x                     81,920
Bank of New York Inc. .  Common Stock       O64057102     7,262,291  197,950  x                    197,920
Bristol Meyers Squibb .  Common Stock        11012210       232,444    3,300  x                      3,300
Caterpillar Inc.. . . .  Common Stock       149123101     2,466,600   41,110  x                     41,110
Carnival Corp.. . . . .  Common Stock       143658102     7,146,475  147,350  x                    147,350
Chevron . . . . . . . .  Common Stock       166751107     4,179,129   60,622  x                     60,622
Chase Manhattan . . . .  Common Stock        16161A10     4,788,298   50,370  x                     50,370
Cisco System, Inc.. . .  Common Stock       17275R102     5,907,950   68,300  x                     68,300
CVS Corporation Del.. .  Common Stock        12665010    11,336,103  175,924  x                    175,924
Walt Disney Co. . . . .  Common Stock       254687106     7,305,463  143,950  x                    143,950
Ford Motor Corp.. . . .  Common Stock       345370100     4,695,825  152,400  x                    152,400
Federated Dept. Stores.  Common Stock        31410H10     6,450,806  114,300  x                    114,300
Fannie Mae. . . . . . .  Common Stock       313586109     4,896,719   92,500  x                     92,500
Federal Home Loan Mtge.  Common Stock       313400301     7,712,250  113,000  x                    113,000
Gillette Co.. . . . . .  Common Stock       375766102     9,028,280  155,660  x                    155,660
General Electric Co.. .  Common Stock       369604103     4,885,150  119,150  x                    119,150
Home Depot Inc. . . . .  Common Stock       437076102    11,998,340  106,180  x                    106,180
Hewlett Packard Corp. .  Common Stock       428236103    10,836,777  168,175  x                    168,175
Jacor Communications. .  Common Stock       469858401     3,668,250   36,500  x                     36,500
Johnson & Johnson . . .  Common Stock       478160104     5,001,275   61,300  x                     61,300
Jefferson Pilot Corp. .  Common Stock       475070108     9,447,200   96,400  x                     96,400
Lucent Technologies . .  Common Stock       549463107     5,165,934   78,050  x                     78,050
Medtronic Inc.. . . . .  Common Stock       585055106    13,950,661  206,868  x                    206,868
Mobil Corp. . . . . . .  Common Stock       607059102     7,136,854   91,645  x                     91,645
Microsoft Corp. . . . .  Common Stock       594918104     7,460,563   75,550  x                     75,550
Pfizer Inc. . . . . . .  Common Stock       717081103    11,174,231  123,900  x                    123,900
Procter & Gamble Co.. .  Common Stock       742718109     8,616,450   79,050  x                     79,050
Saks. . . . . . . . . .  Common Stock       79377W108     8,766,135   98,220  x                     98,220
Schlumberger Ltd. . . .  Common Stock       806857108     4,415,454   69,330  x                     69,330
Sun Microsystems. . . .  Common Stock       866810104     5,574,054   80,930  x                     80,930
Tyco. . . . . . . . . .  Common Stock       902124106     7,052,243   74,430  x                     74,430
MCI Worldcom Inc. . . .  Common Stock       552688106    10,800,844  125,500  x                    125,500
                                                        -----------
                                                        244,109,864

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